Exceptional Items - Schedule (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Analysis of income and expense [abstract]
Business transformation program (1)	€ 14.2	€ 14.4	€ 35.4	€ 47.2
Organizational streamlining program (2)	3.1	0.0	10.9	0.0
Supply chain network optimization	0.0	0.0	1.9	0.0
Settlement of legacy matters (4)	(0.4)	(0.1)	0.7	3.0
Exceptional items	€ 16.9	€ 14.3	€ 48.9	€ 50.2